Unaudited Condensed Consolidated Statements of Cash Flows (USD $)	6 Months Ended		2 Months Ended	10 Months Ended	12 Months Ended
	Jun. 29, 2014	Jun. 30, 2013	Dec. 29, 2013 Successor [Member]	Nov. 06, 2013 Predecessor [Member]	Dec. 30, 2012 Predecessor [Member]	Jan. 01, 2012 Predecessor [Member]
Cash flows from operating activities:
Net income (loss)	$ (9,960,000)	$ (31,637,000)	$ 7,206,000	$ 787,206,000	$ (29,803,000)	$ (21,649,000)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	19,918,000	19,693,000	6,588,000	33,466,000	40,627,000	43,393,000
Amortization of deferred financing costs	758,000	522,000	171,000	842,000	1,255,000	1,360,000
Loss (gain) on derivative instruments				14,000	(1,635,000)	(913,000)
Loss on derivative instruments, realized and unrealized	(25,000)	9,000
Non-cash compensation expense	21,000	25,000		25,000	95,000	462,000
Non-cash interest expense	107,000	0	15,000
Non-cash reorganization costs, net				(954,605,000)
Non-cash loss on early extinguishment of debt	5,949,000	0
Non-cash interest related to unrealized losses upon designation of cash flow hedges				26,313,000
Loss on sale of assets	687,000	2,198,000	27,000	2,318,000	1,270,000	806,000
Pension and other postretirement benefit obligations	(669,000)	(428,000)		(1,137,000)	(939,000)	(1,859,000)
Impairment of long-lived assets				91,599,000	2,128,000	2,051,000
Goodwill impairment					216,000	385,000
Changes in assets and liabilities:
Accounts receivable, net	6,783,000	4,912,000	(7,075,000)	4,210,000	3,448,000	2,478,000
Inventory	392,000	710,000	(247,000)	105,000	(2,000)	1,714,000
Prepaid expenses	234,000	518,000	173,000	(1,594,000)	9,605,000	(4,977,000)
Other assets	(4,046,000)	194,000	232,000	(2,498,000)	(1,903,000)	(585,000)
Accounts payable	(5,667,000)	(293,000)	726,000	243,000	1,322,000	2,311,000
Accrued expenses	(12,106,000)	2,591,000	8,277,000	4,852,000	(1,789,000)	(1,731,000)
Accrued interest			656,000	4,283,000	1,789,000	71,000
Deferred revenue	594,000	112,000	(665,000)	(868,000)	(1,597,000)	(177,000)
Other long-term liabilities	211,000	(215,000)	76,000	(746,000)	(588,000)	(701,000)
Net cash provided by (used in) operating activities	3,181,000	(1,089,000)	16,160,000	(5,972,000)	23,499,000	22,439,000
Cash flows from investing activities:
Purchases of property, plant, and equipment	(1,639,000)	(2,018,000)	(1,536,000)	(3,632,000)	(4,687,000)	(3,330,000)
Proceeds from sale of assets	311,000	740,000	159,000	833,000	3,643,000	2,599,000
Acquisitions, net of cash acquired	(8,028,000)	0
Net cash used in investing activities	(9,356,000)	(1,278,000)	(1,377,000)	(2,799,000)	(1,044,000)	(731,000)
Cash flows from financing activities:
Payment of debt issuance costs	(4,565,000)	0	(3,690,000)
Borrowings under term loans	193,275,000	0	149,000,000
Capital contribution to Local Media				1,610,000
Borrowings under revolving credit facility	7,068,000	0
Repayments under current portion of long-term debt				(6,648,000)	(4,600,000)	(11,249,000)
Repayments under long-term debt	(157,999,000)	(6,648,000)			(2,540,000)
Payment of dividends			(149,000,000)
Repayments under revolving credit facility	(32,068,000)	0
Net cash provided by (used in) financing activities	5,711,000	(6,648,000)	(3,690,000)	(5,038,000)	(7,140,000)	(11,249,000)
Net decrease in cash and cash equivalents	(464,000)	(9,015,000)	11,093,000	(13,809,000)	15,315,000	10,459,000
Cash and cash equivalents at beginning of period	31,811,000	34,527,000	20,718,000	34,527,000	19,212,000	8,753,000
Cash and cash equivalents at end of period	31,347,000	25,512,000	31,811,000	20,718,000	34,527,000	19,212,000
Supplemental disclosures on cash flow information:
Cash interest paid			$ 925,000	$ 43,606,000	$ 55,976,000	$ 58,225,000